Vessels under construction (Details Narrative) (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2014 DWT Integer		Dec. 31, 2013
Vessels under construction	$ 870,265		$ 371,692
Contracts to acquire New Vessels	78
DWT	1,844,100
Aggregate Purchase Price of New Vessels	3,038,820
Purchase price paid for New Vessels	$ 863,346
Ultramax Vessels
Contracts to acquire New Vessels	29
DWT	1,795,800	[1]
Ultramax Vessels | Minimum [Member]
DWT	60,200
Ultramax Vessels | Maximum [Member]
DWT	64,000
Kamsarmax Vessels
Contracts to acquire New Vessels	21
DWT	1,725,200	[1]
Kamsarmax Vessels | Minimum [Member]
DWT	81,600
Kamsarmax Vessels | Maximum [Member]
DWT	84,000
Capesize Vessels
Contracts to acquire New Vessels	28
DWT	180,000

[1]	Expected delivery date relates to quarter during which each vessel is currently expected to be delivered from the shipyard.